CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Income tax relating to changes in fair value of investments	$ 0.3	$ 0.0
Income tax relating to investments sold	0.0	0.0
Income tax relating to changes in fair value of derivative instruments designated as cash flow hedges	4.8	10.6
Income tax relating to derivatives settled	$ (5.9)	$ (1.1)